Deferred Tax Assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Tax Assets [Abstract]
Schedule of Major Deferred Tax Assets

The following are the major deferred tax assets recognised by the Company and the movements thereon, during the current and prior reporting periods:

	December 31, 2024	June 30, 2025
	RM	RM	US$
Provisions:

At beginning of the year	339,650	-	-
Charge to profit and loss	(339,650)	-	-
At end of the year	-	-	-